JOHN HANCOCK EXCHANGE-TRADED FUND TRUST
601 Congress Street

Boston, MA 02210

September 4, 2018

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	John Hancock Exchange-Traded Fund Trust (the “Trust”), on behalf of:

John Hancock Multifactor Consumer Discretionary ETF;

John Hancock Multifactor Consumer Staples ETF;

John Hancock Multifactor Developed International ETF;

John Hancock Multifactor Energy ETF;

John Hancock Multifactor Financials ETF;

John Hancock Multifactor Healthcare ETF;

John Hancock Multifactor Industrials ETF;

John Hancock Multifactor Large Cap ETF;

John Hancock Multifactor Materials ETF;

John Hancock Multifactor Mid Cap ETF;

John Hancock Multifactor Small Cap ETF;

John Hancock Multifactor Technology ETF; and

John Hancock Multifactor Utilities ETF (collectively, the “Funds”)

File Nos. 333-183173; 811-22733

CERTIFICATION UNDER RULE 497(j)

Ladies and Gentlemen:

On behalf of the Trust, pursuant to paragraph (j) of Rule 497 under the Securities Act of 1933, as amended (the “Securities Act”), please accept this letter as notice that the forms of Prospectuses and Statement of Additional Information for the Funds that would have been filed under paragraph (c) of Rule 497 would not have differed from the Prospectuses and Statement of Additional Information, each dated September 1, 2018, contained in Post-Effective Amendment No. 19 to the Trust’s Registration Statement on Form N-1A under the Securities Act and Amendment No. 22 to its Registration Statement under the Investment Company Act of 1940, as amended, the text of which was filed electronically with the U.S. Securities and Exchange Commission on August 28, 2018 via EDGAR, accession number 0001133228-18-005286.

If you have any questions or comments, please call me at 617-572-4575.

Sincerely,

/s/ Sarah M. Coutu
Sarah M. Coutu
Assistant Secretary of the Trust